UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary
82 Devonshire St.

     Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2005

Item 1. Reports to Stockholders

PAS Small Cap Fund of FundsSM Managed exclusively for clients of Strategic Advisers, Inc. — not available for sale to the general public

Semiannual Report August 31, 2005

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Summary	4	A summary of the fund’s investments.
Investments	5	A complete list of the fund’s investments with their
		market values.
Financial Statements	6	Statements of assets and liabilities, operations, and
		changes in net assets, as well as financial highlights.
Notes	8	Notes to the financial statements.
Board Approval of the Existing Investment	10
Advisory Contracts

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

PAS Small Cap Fund of Funds Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 23, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in underly ing non affiliated funds (underlying funds), will indirectly bear its pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in underlying funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	August 31, 2005	During Period
Actual	$ 1,000.00	$1,056.00	$.00*
Hypothetical (5% return per year before expenses)	$ 1,000.00	$1,025.21	$.00**

* Actual Expenses are equal to the Fund’s annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 70/365 (to reflect the period June 23, 2005 to August 31, 2005). The fees and expenses of the underlying funds in which the fund invests are not included in the fund’s annualized expense ratio.

** Hypothetical Expenses are equal to the Fund’s annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying funds in which the fund invests are not included in the fund’s annualized expense ratio.

33 Semiannual Report

PAS Small Cap Fund of Funds Investment Summary

Fund Holdings as of August 31, 2005
% of fund’s
investments
Small Cap Blend Funds
RS Partners Fund	10.0
Oppenheimer Main Street Small Cap Fund Class A	10.0
Westport Select Cap Fund Class R	9.9
Neuberger Berman Genesis Trust	9.1
Laudus Rosenberg U.S. Discovery Fund Class B	6.0
Perritt MicroCap Opportunities Fund	4.9
Hennessy Cornerstone Growth Fund	4.1
ICM Small Co. Portfolio	1.0
CRM Small Cap Value Fund	1.0
56.0
Small Cap Growth Funds
Franklin Small Cap Growth Fund II Class A	9.5
Turner Small Cap Growth Fund	7.5
Black Rock Funds Small Cap Growth Equity Fund
Class A	7.0
William Blair Small Cap Growth Fund Class N	6.0
Baron Asset Small Cap Fund	5.0
RS Emerging Growth Fund Class A	1.0
Managers Special Equity Fund	1.0
37.0
Small Cap Value Funds
Highmark Small Cap Value Fund Class A	6.0
American Beacon Small Cap Value Fund	1.0
7.0
Total	100.0

Asset allocations in the pie chart reflect the categorization of assets as defined by Morningstar.

Semiannual Report

PAS Small Cap Fund of Funds Investments August 31, 2005 (Unaudited) Showing Percentage of Total Value of Investment in Securities

Equity Funds 100.0%
	Shares	Value (Note 1)
Small Cap Blend Funds – 56.0%
CRM Small Cap Value Fund	29,822	$818,303
Hennessey Cornerstone Growth Fund	166,161	3,391,342
ICM Small Co. Portfolio	21,560	825,749
Laudus Rosenberg U.S. Discovery Fund
Class B	286,667	4,950,747
Neuberger Berman Genesis Trust	153,834	7,484,014
Oppenheimer Main Street Small Cap
Fund Class A	389,658	8,249,059
Perritt MicroCap Opportunities Fund	137,607	4,078,671
RS Partners Fund	214,130	8,254,702
Westport Select Cap Fund Class R	316,602	8,190,503

TOTAL SMALL CAP BLEND FUNDS		46,243,090
Small Cap Growth Funds – 37.0%
Baron Asset Small Cap Fund	175,278	4,087,481
Black Rock Funds Small Cap Growth
Equity Fund Class A	360,399	5,762,788
Franklin Small Cap Growth Fund II
Class A	646,308	7,820,332
Managers Special Equity Fund	8,729	797,978
RS Emerging Growth Fund Class A	25,745	818,440
Turner Small Cap Growth Fund	253,947	6,196,296
William Blair Small Cap Growth Fund
Class N	190,647	4,939,662

TOTAL SMALL CAP GROWTH FUNDS		30,422,977
Small Cap Value Funds – 7.0%
American Beacon Small Cap Value Fund	39,530	823,402
Highmark Small Cap Value Fund
Class A	263,510	4,930,270

TOTAL SMALL CAP VALUE FUNDS		5,753,672

TOTAL EQUITY FUNDS
(Cost $81,412,493)		82,419,739
TOTAL INVESTMENT IN SECURITIES	100%
(Cost $81,412,493)	$	82,419,739

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

PAS Small Cap Fund of Funds Financial Statements

Statement of Assets and Liabilities
	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $81,412,493) — See accompanying schedule		$82,419,739
Receivable for fund shares sold		218,279
Total assets		82,638,018

Liabilities
Payable to custodian bank	$ 4,481
Payable for investments purchased	145,898
Payable for fund shares redeemed	72,781
Total liabilities		223,160

Net Assets		$82,414,858
Net Assets consist of:
Paid in capital		$81,444,721
Accumulated undistributed net realized gain (loss) on investments		(37,109)
Net unrealized appreciation (depreciation) on investments		1,007,246
Net Assets, for 7,802,591 shares outstanding		$82,414,858
Net Asset Value, offering price and redemption price per share ($82,414,858 ÷ 7,802,591 shares)		$10.56

Statement of Operations
For the period June 23, 2005 (commencement of operations) to August 31, 2005 (Unaudited)

Investment Income
Dividends from underlying funds		$—

Expenses
Management fee	$ 17,619
Independent trustees’ compensation	31,667
Total expenses before reductions	49,286
Expense reductions	(49,286)	—

Net investment income (loss)		—
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares		(37,109)
Change in net unrealized appreciation (depreciation) on underlying funds		1,007,246
Net gain (loss)		970,137
Net increase (decrease) in net assets resulting from operations		$970,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets
For the period
June 23, 2005
(commencement
of operations) to
August 31, 2005
(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net realized gain (loss)	$(37,109)
Change in net unrealized appreciation (depreciation)	1,007,246
Net increase (decrease) in net assets resulting from operations	970,137
Share transactions
Proceeds from sales of shares	83,928,253
Cost of shares redeemed	(2,483,532)
Net increase (decrease) in net assets resulting from share transactions	81,444,721
Total increase (decrease) in net assets	82,414,858

Net Assets
Beginning of period	—
End of period	$82,414,858

Other Information
Shares
Sold	8,039,194
Redeemed	(236,603)
Net increase (decrease)	7,802,591

Financial Highlights
Period ended August 31,	2005G
(Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)D	—
Net realized and unrealized gain (loss)	0.56
Total from investment operations	0.56
Net asset value, end of period	$10.56
Total ReturnB,C	5.60%
Ratios to Average Net AssetsE,F
Expenses before expense reductions	0.68%A
Expenses net of contractual waivers	0.00%A
Expenses net of all reductions	0.00%A
Net investment income (loss)	0.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$82,415
Portfolio turnover rate	29%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the underlying funds.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts contractually reimbursed by the investment advisor and do not represent the amount paid by the fund during periods when reimbursements occur.
Expenses net of contractual waivers reflect expenses after reimbursement by the investment advisor. Expenses net of all reductions represent the net expenses paid by the fund. Does not include expenses of the investment companies in which the fund invests.
G For the period June 23, 2005 (commencement of operations) to August 31, 2005.

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Notes to Financial Statements For the period ended August 31, 2005 (Unaudited)

1. Significant Accounting Policies.

PAS Small Cap Fund of Funds (the fund) is a fund of the Fidelity Rutland Square Trust (the trust), an open end management investment company organized as a Delaware statutory trust. Currently, there is one fund offered in Fidelity Rutland Square Trust: PAS Small Cap Fund of Funds. The fund invests in unaffiliated mutual funds (the Underlying Funds) and operates under Section 10(d) of the Investment Company Act of 1940. The fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management and Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund.

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. If an Underlying Fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board’s fair value pricing policies.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend and realized gain distributions from the Underlying Funds, if any, are recorded on the ex dividend date and are automatically reinvested.

Expenses. Expenses included in the accompanying financial statements reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,218,195
Unrealized depreciation	(210,948)
Net unrealized appreciation (depreciation)	$1,007,247
Cost for federal income tax purposes	$81,412,492

2. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares were $84,073,276 and $2,623,674, respectively.

3. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers provides the fund with investment management related services. For these services, the fund pays a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .25% of the fund’s average net assets. Strategic Advisers pays all other expenses of the fund with certain exceptions such as interest expense and independent Trustees’ compensation.

Strategic Advisers has contractually agreed to waive its management fee until June 15, 2008.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and admin istrative services (other than investment advisory services) necessary for the operation of the fund. Pursuant to this agreement, FMR pays all expenses of the fund, except independent Trustees’ compensation and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of the fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee. The fund does not pay any fees for these services.

Semiannual Report

8

4. Expense Reductions.

Strategic Advisers has contractually agreed to waive its management fee until June 15, 2008. In addition, Strategic Advisers has contractually agreed to reimburse the fund until June 15, 2008 to the extent annual operating expenses exceeds .00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the fund’s expenses by $49,286.

9 Semiannual Report

Board Approval of the Existing Investment Advisory Contracts

Matters Considered by the Board. The Board of Trustees is scheduled to meet four times a year. The Board of Trustees, including the Indepen dent Trustees, expects that matters bearing on the fund’s management contract will be considered at most, if not all, of its meetings. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board of Trustees (including certain of those described herein) may be conducted through committees. The Independent Trustees expect to meet from time to time in executive session and are advised by legal counsel selected by the Independent Trustees.

Information Received by the Board of Trustees. In connection with their regular meetings, the Board of Trustees, including the Independent Trustees, expects to receive materials specifically relating to the existing management contract and administration agreement (the Investment Advisory Contracts). These materials may include (i) information on the investment performance of the fund, peer groups of funds and appropriate indices or combinations of indices, (ii) sales and redemption data in respect of comparable funds, and (iii) the economic outlook and the general investment outlook in the markets in which the fund invests. The Board of Trustees, including the Independent Trustees, also expects to consider periodically other material facts such as (1) the Investment Adviser’s results and financial condition, (2) arrangements in respect of the distribution of the fund’s shares, (3) the procedures employed to determine the value of the fund’s assets, (4) the allocation of the fund’s brokerage, if any, including allocations to brokers affiliated with the Investment Adviser, the use of “soft” commission dollars to pay for research and brokerage services, and the use of brokerage commissions to pay fund expenses, (5) the Investment Adviser’s management of the relationships with the fund’s custodians and subcustodians, (6) the resources devoted to and the record of compliance with the fund’s investment policies and restrictions and with policies on personal securities transactions, and (7) the nature, cost and character of non investment management services provided by the Investment Adviser and their affiliates.

Additional information to be furnished by the Investment Adviser may include, among other items, information on and analysis of (a) the overall organization of the Investment Adviser, (b) investment performance, (c) the choice of performance indices and benchmarks, (d) the composition of peer groups of funds, (e) transfer agency and bookkeeping fees paid to affiliates of the Investment Adviser, if charged to the fund, (f) investment management staffing, (g) the potential for achieving further economies of scale, (h) operating expenses paid to third parties, and (i) the information furnished to investors, including the fund’s shareholders.

At a February 14, 2005 in-person meeting, the Board of Trustees, including the Independent Trustees, approved the Investment Advisory Contracts for their initial terms. In considering the Investment Advisory Contracts, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the Investment Advisory Contracts include the following: The Investment Adviser’s Personnel and Methods. The Board of Trustees, including the Independent Trustees, reviewed the background of the fund’s portfolio managers and the fund’s investment objective and discipline. The Independent Trustees have also had discussions with senior management of the Investment Adviser responsible for investment operations. Among other things they considered the size, education and experi ence of the Investment Adviser’s investment staff, their use of technology, and the Investment Adviser’s approach to recruiting, training and retaining portfolio managers and other research, advisory and management personnel.

Nature and Quality of Other Services. The Board of Trustees, including the Independent Trustees, considered the nature, quality, cost and extent of administrative and shareholder services to be performed by the Investment Adviser and affiliated companies, under the existing Investment Advisory Contracts and under separate agreements covering transfer agency functions and pricing and bookkeeping services. The Board of Trustees, including the Independent Trustees, also considered the nature and extent of the Investment Adviser’s supervision of third party service providers, principally custodians and subcustodians.

Expenses. The Board of Trustees, including the Independent Trustees, considered the fund’s expense ratio, and the contractual management fee waiver and expense reimbursement agreements expected to be in effect for the initial term of the management contract. It also considered the amount and nature of fees paid by shareholders and the profitability of the Investment Adviser.

Economies of Scale. The Board of Trustees, including the Independent Trustees, considered whether the Investment Adviser expected to experience economies of scale in respect of the management of the fund and whether there is potential for realization of any further economies of scale. The Board of Trustees, including the Independent Trustees, has concluded that any potential economies of scale would be shared between fund shareholders and the Investment Adviser in an appropriate manner.

Other Benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also considered the character and amount of fees that were expected to be paid by the fund and the fund’s shareholders for services provided by the Investment Adviser and their affiliates, including fees for services like transfer agency, fund accounting, and direct shareholder services. It also considered the possible allocation of fund brokerage to brokers affiliated with the Investment Adviser and benefits to the Investment Adviser from the use of “soft” commission dollars to pay for research and brokerage services, if any. The Board of Trustees, including the Independent Trustees, considered the intangible benefits that might reasonably be expected to accrue to the Investment Adviser and their affiliates by virtue of their relationship with the fund. The Board of Trustees also considered the Investment Adviser’s contractual commitment to waive its fees and reimburse all expenses. Conclusion. Based on its evaluation of all material factors and assisted by the advice of legal counsel, the Board of Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing Investment Advisory Contracts should be approved.

Semiannual Report

10

11 Semiannual Report

Investment Adviser

Strategic Advisers, Inc. Boston, MA

General Distributor

Fidelity Distributors Corporation Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Bank of New York New York, NY

FOF SANN 1005	415917
1.816939.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.		Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act
		of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
		99.CERT.
(a)	(3)	Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a -2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 24, 2005

By:	/s/Richard Silver
Richard Silver
Chief Financial Officer

Date:	October 24, 2005